Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 14	$ 150
Accounts receivable, net	5
Accounts receivable, related party	19	240
Deposits and other current assets	32	5
Assets of discontinued operations held for sale		2,785
Total Current Assets	70	3,180
Long Term Assets:
Property, equipment and software, net	160	599
Land	3,505	3,803
Water assets	25,016	31,183
Greenhouse & infrastructure, net	5,955	5,402
Construction in progress	3,361	3,520
Other long term assets	85	80
Total Long Term Assets	38,082	44,587
TOTAL ASSETS	38,152	47,767
Current Liabilities:
Accounts payable	1,553	1,495
Accrued liabilities	1,837	695
Current portion of notes payable, net of discount	17,419	10,780
Preferred dividend payable	3,968	3,105
Liabilities of discontinued operations held for sale		2,841
Total Current Liabilities	24,777	18,916
Notes Payable, net of current portion	1,238	5,766
Total Liabilities	26,015	24,472
Commitments & Contingencies (Notes 5, 8, 11, 13)
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 32,749,920 shares issued and outstanding at December 2017 and 30,452,075 at December 31, 2016	34	31
Preferred shares, $0.001 par value, 5,000,000 shares authorized, 64,935 shares issued and outstanding at December 31, 2017.	252
Additional paid-in capital	77,267	75,142
Accumulated (deficit)	(97,168)	(84,244)
Total Two Rivers Water Company Shareholders' Equity	(19,615)	(9,071)
Noncontrolling interest in subsidiaries	31,752	32,366
Total Stockholders' Equity	12,137	23,295
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 38,152	$ 47,767